UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Annual Report

December 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2021

Eaton Vance

VT Floating-Rate Income Fund

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Amid a global recovery from the pandemic-induced sell-off that had engulfed equity and credit markets, senior loans displayed their value as a portfolio diversifier by outperforming most other U.S. fixed-income asset classes — including government debt and investment-grade corporate bonds — during the 12-month period ended December 31, 2021.

As the period opened on January 1, 2021, senior loans were in the midst of a rally that had begun the previous March when central banks around the world stepped in to support capital markets. At that time, the U.S. Federal Reserve had cut its benchmark federal funds rate to 0.00%-0.25%, initiated a significant bond-buying program, and announced other policy measures to help global credit markets.

Except for pauses in March and July 2021 when returns were flat — and in November 2021 when a new COVID-19 variant caused asset prices to plummet worldwide — the loan rally continued throughout the period. A massive fiscal stimulus package passed by the U.S. Congress, the rollout of vaccines, the reopening of U.S. businesses, and comparatively low yields in other fixed-income asset classes all provided tailwinds for senior loans during the period.

Technical factors also bolstered loan performance as demand outpaced supply for most of the period. Contributing factors included an increase in institutional demand for structured loan products and net monthly inflows for retail funds during every month of the period.

Issuer fundamentals improved as well, with rating upgrades outpacing rating downgrades. The trailing 12-month default rate plummeted from 3.83% at the beginning of the period to 0.29% at period-end, well below the market’s 3.20% long-term average. Reflecting the improved economic environment, the average loan price rose from $96.20 at the start of the period to $98.64 at period-end.

For the period as a whole, lower quality loans outperformed higher quality issues, with BBB, BB, B, CCC and D-rated (defaulted) loans in the S&P/LSTA Leveraged Loan Index (the Index), a broad measure of the asset class, returning 2.52%, 3.12%, 5.22%, 12.45%, and 7.31%, respectively. Overall, the Index returned 5.20% during the period.

Fund Performance

For the 12-month period ended December 31, 2021, Eaton Vance VT Floating-Rate Income Fund (the Fund) returned 3.63% for Initial Class shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 5.20%.

The Index is unmanaged, and returns do not reflect any applicable sales charges, commissions, or expenses.

The Fund has historically tended to maintain underweight exposures relative to the Index to lower credit-quality segments of the market, namely the CCC and D (defaulted) rating tiers within the Index. This strategy may help the Fund experience limited credit losses over the long run, but may also detract from relative performance versus the Index in times when lower quality loans perform well. This underweight exposure to lower quality loans, which tend to have higher coupon yields, may also result in a lower average coupon yield for the Fund relative to the Index.

During the period, the Fund’s underweight exposure to CCC rated loans, which were the best-performing credit tier in the Index during the period,

detracted from performance versus the Index. Loan selections in the oil and gas, retailers (ex-food and drug), and aerospace and defense industries detracted from performance relative to the Index as well.

The Fund’s cash position also detracted from performance versus the Index as loan prices rose for much of the period. The Index does not include cash.

In contrast, loan selections in the containers and glass products, telecommunications, and nonferrous metals/minerals industries contributed to Fund performance versus the Index. The Fund’s underweight exposure to the utilities sector, which underperformed the Index as the market favored more cyclical sectors during the period, helped relative returns as well.

The Fund’s underweight exposure to BBB rated loans, the highest quality credit tier in the Index, also aided performance versus the Index. BBB loans were the weakest-performing credit tier in the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

2

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Performance2,3

Portfolio Manager(s) Craig P. Russ, Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Initial Class at NAV	05/02/2001	05/02/2001	3.63%	3.19%	3.53%
ADV Class at NAV	04/15/2014	05/02/2001	3.77	3.42	3.72
Institutional Class at NAV	05/02/2016	05/02/2001	4.07	3.70	3.89

S&P/LSTA Leveraged Loan Index	—	—	5.20%	4.27%	4.69%

% Total Annual Operating Expense Ratios[4]			Initial Class	ADV Class	Institutional Class

			1.20%	0.95%	0.67%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

ADV Class	$10,000	12/31/2011	$14,420	N.A.
Institutional Class	$10,000	12/31/2011	$14,646	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

3

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Fund Profile

Top 10 Issuers (% of total investments)5

Numericable Group S.A.	1.1%

TransDigm, Inc.	1.0

Ziggo B.V.	0.9

Epicor Software Corporation	0.9

CommScope, Inc.	0.8

AppLovin Corporation	0.8

Asurion, LLC	0.8

Carnival Corporation	0.8

Virgin Media SFA Finance Limited	0.7

Hyland Software, Inc.	0.7

Total	8.5%

Credit Quality (% of bonds and loans)6

Top 10 Sectors (% of total investments)5

Electronics/Electrical	19.4%

Business Equipment and Services	8.7

Health Care	8.0

Building and Development	4.4

Chemicals and Plastics	4.2

Industrial Equipment	3.9

Leisure Goods/Activities/Movies	3.6

Cable and Satellite Television	3.5

Drugs	3.1

Automotive	2.8

Total	61.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

5

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 – December 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would be higher.

	Beginning Account Value (7/1/21)	Ending Account Value (12/31/21)	Expenses Paid During Period* (7/1/21 – 12/31/21)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,012.40	$5.93	1.17%
ADV Class	$1,000.00	$1,013.70	$4.67	0.92%
Institutional Class	$1,000.00	$1,014.10	$3.25	0.64%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.31	$5.96	1.17%
ADV Class	$1,000.00	$1,020.57	$4.69	0.92%
Institutional Class	$1,000.00	$1,021.98	$3.26	0.64%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

6

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments

Asset-Backed Securities — 1.6%
Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.093%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$986,379

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.972%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	973,072

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.156%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	975,777

Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 6.66%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	994,964

Rad CLO 5, Ltd., Series 2019-5A, Class E, 6.824%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	2,000,001

Rad CLO 11, Ltd., Series 2021-11A, Class E, 6.374%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	2,000,912

Riserva CLO, Ltd., Series 2016-3A, Class ERR, 6.622%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	2,236,352

Total Asset-Backed Securities (identified cost $10,222,920)		$10,167,457

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.0%(3)

IAP Global Services, LLC(4)(5)(6)	24	$116,949

		$116,949

Automotive — 0.0%(3)

Dayco Products, LLC(5)(6)	15,250	$114,375

		$114,375

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(5)(6)	30,229	$875,281

		$875,281

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Class A(5)(6)	33,758	$295,382

		$295,382

Electronics / Electrical — 0.1%

Skillsoft Corp.(5)(6)	66,843	$611,613

		$611,613

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(5)(6)	58,449	$547,959

		$547,959

Security	Shares	Value

Nonferrous Metals / Minerals — 0.0%(3)

ACNR Holdings, Inc., Class A(5)(6)	2,056	$94,747

		$94,747

Oil and Gas — 0.1%

AFG Holdings, Inc.(4)(5)(6)	17,136	$133,832

McDermott International, Ltd.(5)(6)	103,251	47,754

QuarterNorth Energy, Inc.(5)(6)	5,908	561,260

RDV Resources, Inc., Class A(5)(6)	10,680	1,602

		$744,448

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(5)(6)	19,512	$64,585

Cumulus Media, Inc., Class A(5)(6)	24,069	270,776

iHeartMedia, Inc., Class A(5)(6)	8,298	174,590

		$509,951

Retailers (Except Food and Drug) — 0.0%(3)

David’s Bridal, LLC(4)(5)(6)	17,912	$0

Phillips Pet Holding Corp.(4)(5)(6)	285	110,848

		$110,848

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(4)(5)(6)	13,555	$293,195

		$293,195

Utilities — 0.0%(3)

Longview Intermediate Holdings, LLC, Class A(4)(5)(6)	36,023	$286,743

		$286,743

Total Common Stocks (identified cost $5,320,465)		$4,601,491

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	5,114	$593,216

Total Convertible Preferred Stocks (identified cost $268,481)		$593,216

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Corporate Bonds — 7.9%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.0%(3)

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$259,314

		$259,314

Air Transport — 0.7%

Air Canada, 3.875%, 8/15/26(1)	$475	$485,125

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	1,275	1,327,824

5.75%, 4/20/29(1)	950	1,017,217

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	601,030

United Airlines, Inc.:

4.375%, 4/15/26(1)	325	339,316

4.625%, 4/15/29(1)	325	335,832

		$4,106,344

Automotive — 0.2%

Clarios Global, L.P.:

6.25%, 5/15/26(1)	$293	$306,922

6.75%, 5/15/25(1)	180	188,732

Tenneco, Inc., 5.125%, 4/15/29(1)	675	660,788

		$1,156,442

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$256,166

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	300	321,428

SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	326,716

		$904,310

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC:

4.625%, 6/1/28(1)	$2,000	$1,987,750

6.625%, 7/15/26(1)	575	604,023

Garda World Security Corp., 4.625%, 2/15/27(1)	700	697,298

Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	612,478

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	175	183,113

9.25%, 4/15/25(1)	225	254,509

		$4,339,171

Security	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 1.1%

Altice France S.A.:

5.125%, 1/15/29(1)	$100	$97,644

5.125%, 7/15/29(1)	4,175	4,079,768

5.50%, 1/15/28(1)	400	397,570

Ziggo B.V., 5.50%, 1/15/27(1)	1,997	2,054,234

		$6,629,216

Chemicals and Plastics — 0.1%

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$251,206

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	475	473,050

		$724,256

Commercial Services — 0.2%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	$1,000	$1,052,195

		$1,052,195

Cosmetics / Toiletries — 0.0%(3)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$98,892

		$98,892

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$363,620

		$363,620

Drugs — 0.4%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	$275	$280,998

5.50%, 11/1/25(1)	575	585,071

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,125	1,104,722

Jazz Securities DAC, 4.375%, 1/15/29(1)	650	674,160

		$2,644,951

Ecological Services and Equipment — 0.2%

GFL Environmental, Inc.:

4.25%, 6/1/25(1)	$475	$489,250

5.125%, 12/15/26(1)	1,000	1,041,225

		$1,530,475

Electronics / Electrical — 0.9%

CommScope, Inc.:

4.75%, 9/1/29(1)	$1,000	$995,555

6.00%, 3/1/26(1)	2,000	2,062,690

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$1,361,921

LogMeIn, Inc., 5.50%, 9/1/27(1)	375	379,890

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	550	569,968

		$5,370,024

Entertainment — 0.0%(3)

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$200	$213,813

		$213,813

Financial Intermediaries — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$399,086

		$399,086

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$750	$836,584

		$836,584

Health Care — 0.6%

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	$1,725	$1,722,361

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	176,762

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,703,927

		$3,603,050

Industrial Equipment — 0.1%

Clark Equipment Company, 5.875%, 6/1/25(1)	$100	$104,168

Madison IAQ, LLC, 4.125%, 6/30/28(1)	650	652,584

		$756,752

Internet Software & Services — 0.1%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$450,581

		$450,581

Leisure Goods / Activities / Movies — 0.4%

Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$2,436,611

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	212,200

		$2,648,811

Machinery — 0.1%

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$368,386

		$368,386

Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 0.2%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	$150	$152,404

7.00%, 6/15/25(1)	1,025	1,055,950

		$1,208,354

Packaging & Containers — 0.2%

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	$450	$438,219

4.375%, 10/15/28(1)	625	621,259

		$1,059,478

Radio and Television — 0.5%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$438,506

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	200	203,130

5.25%, 8/15/27(1)	150	156,165

6.375%, 5/1/26	47	48,737

8.375%, 5/1/27	85	89,786

Univision Communications, Inc.:

4.50%, 5/1/29(1)	650	657,657

5.125%, 2/15/25(1)	1,500	1,516,868

		$3,110,849

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$572,811

		$572,811

Retailers (Except Food and Drug) — 0.0%(3)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$102,807

		$102,807

Software and Services — 0.1%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$393,692

		$393,692

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$830,787

		$830,787

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 0.4%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$500	$503,250

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,244,355

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	736,215

		$2,483,820

Utilities — 0.1%

Calpine Corp.:

4.50%, 2/15/28(1)	$250	$259,808

5.25%, 6/1/26(1)	346	355,416

		$615,224

Total Corporate Bonds (identified cost $48,371,288)		$48,834,095

Exchange-Traded Funds — 0.6%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	76,000	$3,467,880

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,467,880

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(4)(5)(6)	839	$0

		$0

Nonferrous Metals / Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$302,628

		$302,628

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(5)(6)	494	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(5)(6)	2,012	0

		$0

Total Preferred Stocks (identified cost $162,891)		$302,628

Senior Floating-Rate Loans — 84.8%(7)
Borrower/Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.1%

AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27	$490	$491,071

Dynasty Acquisition Co., Inc.:

Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,135	1,107,715

Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,110	2,059,834

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(8)	133	132,792

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(4)	169	137,817

Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25	372	373,239

TransDigm, Inc.:

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 8/22/24	3,001	2,972,113

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/30/25	3,399	3,354,696

WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	2,227	2,140,779

		$12,770,056

Air Transport — 0.7%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$650	$674,781

Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28	897	896,180

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	1,025	1,084,578

United Airlines, Inc., Term Loan, 4/21/28(9)	500	502,778

Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28	900	900,000

		$4,058,317

Automotive — 2.7%

Adient US, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/8/28	$572	$572,943

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	1,213	1,212,998

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	1,144	1,147,969

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	1,099	850,376

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)	504	453,600

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$2,451	$2,440,124

CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23	1,584	1,491,078

Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23	740	729,023

Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	424	422,878

Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	396	395,678

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	3,299	3,302,326

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	473	473,216

Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	813	803,176

TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	422	421,812

Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	1,265	1,263,065

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	648	648,020

		$16,628,282

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$594	$595,578

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	524	497,830

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	821	812,923

		$1,906,331

Brokerage / Securities Dealers / Investment Houses — 0.5%

Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,012	$2,018,672

Hudson River Trading, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/20/28	1,290	1,282,992

		$3,301,664

Building and Development — 4.4%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$324	$327,125

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	347	346,933

APi Group DE, Inc.:

Term Loan, 12/18/28(9)	650	650,244

Term Loan, 2.601%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,045	1,044,129

Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25	$771	$748,634

Beacon Roofing Supply, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/19/28	672	668,687

Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25	697	688,967

Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28	634	633,721

Core & Main L.P., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 7/27/28	1,022	1,017,644

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	2,814	2,815,898

Covanta Holding Corporation:

Term Loan, 11/30/28(9)	24	24,444

Term Loan, 11/30/28(9)	326	326,322

CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	919	916,143

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,772	2,777,326

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	521	518,155

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	744	739,955

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	272	273,645

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	929	932,629

Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28	499	496,646

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	398	394,848

Quikrete Holdings, Inc.:

Term Loan, 6/11/28(9)	1,600	1,597,083

Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 2/1/27	2,121	2,100,117

RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28	1,169	1,165,471

SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	723	722,962

Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28	2,864	2,868,714

White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	2,033	2,038,032

WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/27/28	425	424,469

		$27,258,943

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 8.3%

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$943	$939,560

Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	1,464	1,460,399

AppLovin Corporation:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25	3,743	3,735,352

Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28	1,222	1,222,854

Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27	716	713,636

Bracket Intermediate Holding Corp., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 9/5/25	726	724,899

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	1,650	1,618,840

Camelot U.S. Acquisition 1 Co., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,323	1,315,558

Ceridian HCM Holding, Inc., Term Loan, 2.577%, (1 week USD LIBOR + 2.50%), 4/30/25	2,056	2,035,378

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	1,478	1,481,062

EAB Global, Inc., Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 8/16/28(10)	900	896,531

Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28	1,147	1,138,701

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	2,438	2,420,610

First Advantage Holdings, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 1/31/27	935	932,574

Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	1,425	1,428,563

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26	1,727	1,727,364

Grab Holdings, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	1,390	1,395,579

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	496	498,628

Hillman Group, Inc. (The):

Term Loan, 2.785%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(8)	46	45,861

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28	194	193,480

Indy US Bidco, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 3/5/28	447	447,375

Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	943	897,734

IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25	3,721	3,720,152

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 1/2/26	$626	$617,414

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	447	444,811

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	1,567	1,572,676

KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	848	831,677

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/21/27	246	242,733

Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28	948	945,381

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	800	800,500

Term Loan - Second Lien, 11/18/29(9)	575	572,844

Monitronics International, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24	1,024	960,553

NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28	650	647,969

Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27	224	224,715

Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28	288	287,072

Rockwood Service Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/23/27	917	919,957

Sabre GLBL, Inc.:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27	211	208,537

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27	336	332,420

SITEL Worldwide Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	1,921	1,923,324

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	1,097	1,091,861

Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	326	327,194

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	2,556	2,566,692

Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	645	646,802

TPG VIII Elf Purchaser, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28	350	350,569

Trans Union, LLC:

Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,094	1,082,875

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28	1,700	1,697,992

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/31/28	$404	$405,427

West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	216	204,382

WEX, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/31/28	298	296,541

		$51,193,608

Cable and Satellite Television — 2.5%

Altice France S.A., Term Loan, 4.118%, (2 mo. USD LIBOR + 4.00%), 8/14/26	$485	$483,383

Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	2,053	2,035,574

CSC Holdings, LLC:

Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/17/25	3,461	3,412,673

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/15/27	922	911,723

Numericable Group S.A., Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25	2,304	2,265,783

UPC Broadband Holding B.V., Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 4/30/28	625	617,500

UPC Financing Partnership, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,050	2,045,900

Virgin Media Bristol, LLC:

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,225	3,197,004

Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	750,469

		$15,720,009

Chemicals and Plastics — 4.1%

Aruba Investments, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$422	$422,872

Atotech B.V., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	920	919,758

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 6/1/24	705	705,385

Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	272	273,271

CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	1,390	1,379,079

Diamond (BC) B.V., Term Loan, 9/29/28(9)	1,000	995,000

Ferro Corporation:

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24	77	76,602

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24	78	78,267

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24	92	91,992

Borrower/Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	$435	$435,566

Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28	772	773,008

Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27	1,249	1,242,696

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	161	161,301

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	1,517	1,516,427

INEOS US Finance, LLC, Term Loan, 11/8/28(9)	500	497,813

Kraton Polymers, LLC, Term Loan, 11/18/28(9)	375	375,703

Lonza Group AG, Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	871	870,972

LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%), 9/29/27	1,241	1,241,424

Messer Industries GmbH, Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26	838	832,505

Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,803	2,803,562

Orion Engineered Carbons GmbH, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28	299	300,746

PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	987	982,863

PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28	1,244	1,245,563

Pretium PKG Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	500	499,643

Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26	567	567,911

Starfruit Finco B.V., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 10/1/25	1,174	1,170,462

Trinseo Materials Operating S.C.A.:

Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,314	1,308,903

Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 5/3/28	572	568,668

Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(10)	867	860,315

W.R. Grace & Co.-Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28	1,875	1,880,625

		$25,078,902

Conglomerates — 0.0%(3)

Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	$133	$132,996

		$132,996

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 1.7%

Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(10)	$973	$971,853

Berry Global, Inc., Term Loan, 1.864%, (2 mo. USD LIBOR + 1.75%), 7/1/26	682	678,567

BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,346	1,329,985

Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28	2,395	2,393,592

Libbey Glass, Inc., Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	1,070	1,112,291

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(10)	1,379	1,381,542

Reynolds Group Holdings, Inc.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26	891	887,023

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	773	772,386

TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	373	370,993

Trident TPI Holdings, Inc.:

Term Loan, 4.201%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(8)	74	74,552

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	524	524,807

		$10,497,591

Cosmetics / Toiletries — 0.2%

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$743	$724,247

Term Loan, 12/22/26(9)	350	346,500

		$1,070,747

Drugs — 2.8%

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$496	$503,796

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26	183	180,615

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	2,076	2,056,498

Bausch Health Companies, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,436	2,428,119

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	173	173,539

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	733	734,559

Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	149	148,829

Borrower/Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Grifols Worldwide Operations USA, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/15/27	$2,835	$2,797,588

Horizon Therapeutics USA, Inc.:

Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	666,498

Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28	1,290	1,287,562

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	2,117	2,128,020

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	4,088	3,840,716

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	386	362,617

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 6.354%, (1 mo. USD LIBOR + 6.25%), 2/13/26	150	150,937

		$17,459,893

Ecological Services and Equipment — 0.7%

Clean Harbors, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 10/8/28	$375	$375,117

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	1,335	1,336,185

GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	2,253	2,260,895

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	347	347,529

		$4,319,726

Electronics / Electrical — 19.1%

Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$27	$26,923

Altar Bidco, Inc., Term Loan, 11/17/28(9)	1,050	1,047,375

Applied Systems, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	3,850	3,853,237

Aptean, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26	2,174	2,169,533

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	522	522,783

Astra Acquisition Corp.:

Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	1,475	1,450,416

Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29	1,375	1,361,250

Banff Merger Sub, Inc., Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25	4,062	4,050,531

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Buzz Merger Sub, Ltd., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27	$33	$33,508

CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25	496	469,247

Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28	1,275	1,275,398

Cloudera, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	2,650	2,643,926

Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29	600	601,500

Cohu, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	376	374,610

CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26	2,114	2,090,459

Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	1,145	1,145,945

Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	1,075	1,074,059

Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28	800	795,000

Cvent, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 11/29/24	258	258,189

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	871	872,530

DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28	1,493	1,494,260

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	1,070	1,073,596

ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	867	867,663

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	1,872	1,874,894

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%), 12/22/27	651	650,506

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	5,225	5,227,768

EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	336	337,680

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	4,106	4,092,407

Fiserv Investment Solutions, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 4.00%), 2/18/27	394	394,739

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	4,116	4,132,233

Go Daddy Operating Company, LLC:

Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 2/15/24	994	990,442

Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 8/10/27	714	709,265

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$4,490	$4,502,398

IGT Holding IV AB, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	1,092	1,090,385

II-VI Incorporated, Term Loan, 12/1/28(9)	825	825,172

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	370	370,392

Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	2,187	2,190,306

Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	2,175	2,169,834

LogMeIn, Inc., Term Loan, 4.839%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,711	1,703,117

MA FinanceCo., LLC:

Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	331	329,509

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	1,332	1,355,342

Magenta Buyer, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	2,718	2,717,054

Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	1,475	1,470,391

Marcel LUX IV S.a.r.l.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,158	2,154,803

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	61	61,486

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28	300	300,875

Maverick Bidco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28	625	626,172

Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	525	523,359

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24	324	325,292

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28	574	573,432

MKS Instruments, Inc., Term Loan, 10/21/28(9)	3,325	3,321,881

N-Able International Holdings II, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28	299	298,502

Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	1,617	1,621,947

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	372	372,420

Polaris Newco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	1,771	1,772,445

Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28	1,850	1,848,150

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	$893	$887,779

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,295	2,290,797

Recorded Books, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/29/25	1,188	1,189,546

Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	2,095	2,009,651

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	2,236	2,225,254

SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28	525	527,625

SolarWinds Holdings, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,871	3,819,847

Sophia L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27	2,498	2,499,957

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(8)	162	162,695

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	938	942,117

SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25	887	882,441

Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	1,067	1,070,805

Synaptics Incorporated, Term Loan, 2.75%, (6 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28	324	324,187

Tibco Software, Inc., Term Loan, 3.852%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,930	1,919,501

TTM Technologies, Inc., Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/28/24	428	428,386

Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	356	356,390

Uber Technologies, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/4/25	3,370	3,375,317

Ultimate Software Group, Inc. (The):

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	2,946	2,934,755

Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,320	1,317,810

Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25	848	850,551

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	447	447,742

Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,688	1,661,188

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,605	1,606,484

Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28	623	623,437

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	$3,296	$3,288,920

		$118,129,718

Equipment Leasing — 0.5%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,493	$1,495,671

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	1,114	1,116,689

PECF USS Intermediate Holding III Corporation, Term Loan, 12/15/28(9)	525	526,181

		$3,138,541

Financial Intermediaries — 2.4%

Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$1,798	$1,803,330

CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	3,591	3,593,693

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(11)	1,375	275,062

Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28	1,294	1,294,129

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	193	191,838

FinCo I, LLC, Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 6/27/25	576	574,825

Focus Financial Partners, LLC:

Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24	594	589,764

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28	586	583,980

Term Loan, 4.75%, (USD Prime + 1.50%), 6/24/28	136	135,102

GreenSky Holdings, LLC:

Term Loan, 3.352%, (1 mo. USD LIBOR + 3.25%), 3/31/25	987	987,179

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	369	370,068

HighTower Holdings, LLC, Term Loan, 4/21/28(9)	1,000	1,002,344

KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28	150	149,708

LPL Holdings, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,469	1,463,722

Mariner Wealth Advisors, LLC:

Term Loan, 3.45%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(8)	47	46,653

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	327	326,077

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Victory Capital Holdings, Inc.:

Term Loan, 2.377%, (3 mo. USD LIBOR + 2.25%), 7/1/26	$685	$681,294

Term Loan, 12/31/28(9)	475	472,922

		$14,541,690

Food Products — 1.6%

Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	$875	$877,188

CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28	375	373,594

Froneri International, Ltd., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27	1,502	1,484,032

H Food Holdings, LLC:

Term Loan, 3.792%, (1 mo. USD LIBOR + 3.69%), 5/23/25	555	552,216

Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 5/23/25	364	362,765

HLF Financing S.a.r.l., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/18/25	1,454	1,448,573

JBS USA LUX S.A., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/1/26	4,126	4,121,261

Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	425	425,000

Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	247	246,778

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	181	182,440

		$10,073,847

Food Service — 0.8%

AI Aqua Merger Sub, Inc.:

Term Loan, 7/31/28(9)	$139	$139,236

Term Loan, 7/31/28(9)	1,111	1,113,889

Ali Group S.R.L., Term Loan, 10/12/28(9)	1,275	1,269,022

IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	2,005	2,007,256

Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	373	373,326

		$4,902,729

Forest Products — 0.2%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26	$42	$41,563

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	1,194	1,194,746

Borrower/Description	Principal Amount (000’s omitted)	Value

Forest Products (continued)

Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	$249	$249,372

		$1,485,681

Health Care — 7.6%

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28	$800	$801,000

athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26	2,304	2,305,249

Avantor Funding, Inc.:

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	226	225,948

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27	1,440	1,439,916

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	525	525,656

BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25	748	639,433

Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/23/27	1,046	1,048,132

CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	869	873,074

CeramTec AcquiCo GmbH, Term Loan, 2.925%, (3 mo. USD LIBOR + 2.75%), 3/7/25	812	803,655

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	516	515,579

CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28	873	873,849

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27	360	360,450

Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28	650	649,245

Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26	1,529	1,530,693

Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25	3,533	2,853,845

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	174	174,676

GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24	1,488	1,488,309

Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25	1,204	1,204,963

ICU Medical, Inc., Term Loan, 1/8/29(9)	500	501,562

IQVIA, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 1/17/25	811	809,455

LSCS Holdings, Inc., Term Loan, 12/18/28(9)	1,125	1,127,812

MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	225	225,141

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Medical Solutions, LLC:

Term Loan, 0.00%, 11/1/28(8)	$188	$187,953

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28	987	986,753

Medline Borrower, L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/23/28	625	625,195

Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28	298	296,471

National Mentor Holdings, Inc.:

Term Loan, 3.75%, 3/2/28(8)	57	56,449

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	39	38,297

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	1,396	1,383,680

Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26	2,782	2,783,697

Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28	350	349,913

Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,101	1,102,058

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28	348	348,794

Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28	565	562,941

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	748	749,351

Phoenix Guarantor, Inc.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/5/26	948	943,870

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,863	1,853,909

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	695	694,316

Radiology Partners, Inc., Term Loan, 4.357%, (1 mo. USD LIBOR + 4.25%), 7/9/25	1,600	1,580,250

Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	2,736	2,739,955

Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	1,469	1,461,309

Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/22/28	249	248,985

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	375	374,140

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	1,315	1,317,940

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	2,132	2,047,581

Borrower/Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	$1,122	$1,120,785

Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,706	1,708,253

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	550	550,137

		$47,090,624

Home Furnishings — 1.3%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$2,244	$2,215,236

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	1,072	1,073,940

Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28	998	992,513

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	877	887,313

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,899	2,730,216

		$7,899,218

Industrial Equipment — 3.9%

Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26	$1,275	$1,280,578

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	1,175	1,176,822

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	746	744,617

Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24	948	934,117

Clark Equipment Company, Term Loan, 2.059%, (3 mo. USD LIBOR + 1.835%), 5/18/24	773	770,102

CPM Holdings, Inc., Term Loan, 3.599%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,443	1,435,410

Delachaux Group S.A., Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26	368	366,122

DexKo Global, Inc.:

Term Loan, 3.415%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(8)	104	103,797

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28	546	544,934

DiversiTech Holdings, Inc.:

Term Loan, 12/16/28(9)	120	121,050

Term Loan, 12/16/28(9)	580	580,181

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	371	370,322

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Dynacast International, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25	$863	$864,048

Engineered Machinery Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28	1,870	1,867,512

Filtration Group Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28	599	598,650

Gardner Denver, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	1,129	1,118,525

Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26	868	869,397

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28	249	248,284

Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/12/28	522	520,742

Ingersoll-Rand Services Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	958	949,031

LTI Holdings, Inc.:

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,381	1,366,725

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	141	141,020

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	147	146,167

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	233	233,859

Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28	2,490	2,491,291

Rexnord, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 10/4/28	275	275,550

Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(10)	1,239	1,167,760

Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28	374	372,326

Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25	2,166	2,131,275

Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27	298	298,314

		$24,088,528

Insurance — 2.3%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$366	$362,273

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	464	460,049

AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27	643	639,183

Borrower/Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

Asurion, LLC:

Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$1,075	$1,073,174

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,970	2,952,985

Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	930,145

Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25	2,159	2,135,243

NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,852	1,825,129

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	642	643,012

USI, Inc.:

Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,013	2,001,098

Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,005	999,368

		$14,021,659

Leisure Goods / Activities / Movies — 3.3%

AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$997	$901,183

Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	1,418	1,402,412

Carnival Corporation:

Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	273	270,363

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	2,175	2,155,969

City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28	1,025	1,021,156

ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,760	1,699,380

Creative Artists Agency, LLC, Term Loan, 11/27/26(9)	750	749,141

Crown Finance US, Inc.:

Term Loan, 2.908%, (3 mo. USD LIBOR + 2.75%), 9/30/26	1,078	822,920

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	1,708	1,323,580

Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24	318	340,887

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)	405	484,315

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,684	1,684,655

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28	275	275,344

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25	$100	$96,405

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25	400	385,620

Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	519,422

Playtika Holding Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/13/28	1,856	1,851,625

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	698	696,330

SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(10)	185	185,686

Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24	2,717	2,494,164

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	1,157	1,155,395

		$20,515,952

Lodging and Casinos — 1.2%

Golden Nugget, LLC, Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), 10/4/23(10)	$2,059	$2,049,565

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	648	650,198

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	1,527	1,492,293

Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26	400	400,750

Stars Group Holdings B.V. (The), Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 7/21/26	1,696	1,691,799

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28	900	901,293

		$7,185,898

Nonferrous Metals / Minerals — 0.1%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$195	$200,038

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25	234	235,108

		$435,146

Oil and Gas — 1.5%

Ameriforge Group, Inc.:

Term Loan, 12.578%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(8)	$72	$35,886

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	569	284,394

Borrower/Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	$93	$92,365

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27	162	164,505

Centurion Pipeline Company, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 9/28/25	149	148,500

CITGO Holding, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	196	193,178

CITGO Petroleum Corporation, Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,775	2,778,405

CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28	1,468	1,465,240

Delek US Holdings, Inc.:

Term Loan, 2.352%, (1 mo. USD LIBOR + 2.25%), 3/31/25	957	931,122

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	418	419,476

Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28	575	570,088

ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28	299	299,437

Lealand Finance Company B.V., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1.104% cash, 3.00% PIK, 6/30/25	243	108,344

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	675	671,504

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	215	215,448

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	164	121,598

UGI Energy Services, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/13/26	756	758,459

		$9,257,949

Publishing — 0.6%

Adevinta ASA, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28	$672	$672,968

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	790	791,995

Ascend Learning, LLC, Term Loan, 12/11/28(9)	550	549,588

Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,298	1,301,146

LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	600	600,187

		$3,915,884

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Radio and Television — 1.9%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$271	$271,704

Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,238	581,970

Gray Television, Inc., Term Loan, 3.099%, (1 mo. USD LIBOR + 3.00%), 12/1/28	800	797,250

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	450	450,920

iHeartCommunications, Inc.:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	435,864

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	223	223,364

Mission Broadcasting, Inc., Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 5/26/28	274	273,994

Nexstar Broadcasting, Inc.:

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/17/24	781	780,456

Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,039	3,036,981

Sinclair Television Group, Inc.:

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,471	1,448,175

Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,808	1,789,961

Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,299	1,294,574

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	148	147,661

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	531	532,431

		$12,065,305

Retailers (Except Food and Drug) — 1.8%

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	$1,518	$1,519,066

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	279	260,894

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	236	234,400

Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	373	372,442

Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	716	717,313

Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	3,146	3,153,662

Borrower/Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	$1,859	$1,857,134

LIDS Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 12/14/26	425	418,625

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	2,369	2,376,959

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(4)	53	42,180

		$10,952,675

Steel — 0.4%

Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	$560	$559,850

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	644	640,686

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)	149	148,871

Zekelman Industries, Inc., Term Loan, 2.103%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,209	1,198,138

		$2,547,545

Surface Transport — 0.6%

Hertz Corporation (The):

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	$147	$147,015

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	774	776,181

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	1,460	1,459,337

PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	1,593	1,589,594

		$3,972,127

Telecommunications — 2.4%

Avaya, Inc., Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 12/15/27	$125	$125,088

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	3,107	3,073,338

Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,385	1,350,250

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	120	118,429

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	243	220,695

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Intelsat Jackson Holdings S.A.:

DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(8)	$750	$752,813

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	500	500,625

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	1,300	1,300,813

Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	3,323	3,283,222

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	722	717,814

Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	3,525	3,491,953

		$14,935,040

Utilities — 0.3%

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	$142	$144,415

USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	1,496	1,496,250

		$1,640,665

Total Senior Floating-Rate Loans (identified cost $527,768,665)		$524,193,486

Warrants — 0.0%
Security	Shares	Value

Leisure Goods / Activities / Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	3,427	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(13)	47,735,009	$47,730,235

Total Short-Term Investments (identified cost $47,731,785)		$47,730,235

Total Investments — 103.5% (identified cost $643,347,815)		$639,890,488

Less Unfunded Loan Commitments — (0.1)%		$(742,635)

Net Investments — 103.4% (identified cost $642,605,180)		$639,147,853

Other Assets, Less Liabilities — (3.4)%		$(21,268,720)

Net Assets — 100.0%		$617,879,133

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $58,863,029 or 9.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2021, the total value of unfunded loan commitments is $739,341. See Note 1F for description.

(9)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Portfolio of Investments — continued

(10)

The stated interest rate represents the weighted average interest rate at December 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	Fixed-rate loan.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Statement of Assets and Liabilities

Assets	December 31, 2021

Unaffiliated investments, at value (identified cost, $594,873,395)	$591,417,618

Affiliated investment, at value (identified cost, $47,731,785)	47,730,235

Cash	4,726,125

Interest receivable	1,798,641

Dividends receivable from affiliated investment	2,434

Receivable for investments sold	2,719,958

Receivable for Fund shares sold	437,820

Prepaid upfront fees on notes payable	18,218

Prepaid expenses	9,118

Total assets	$648,860,167

Liabilities

Payable for investments purchased	$29,955,574

Payable for Fund shares redeemed	134,968

Distributions payable	19,914

Payable to affiliates:

Investment adviser fee	297,071

Distribution fees	128,238

Trustees’ fees	6,810

Payable for shareholder servicing fees	232,670

Accrued expenses	205,789

Total liabilities	$30,981,034

Net Assets	$617,879,133

Sources of Net Assets

Paid-in capital	$643,920,896

Accumulated loss	(26,041,763)

Net Assets	$617,879,133

Initial Class Shares

Net Assets	$613,622,709

Shares Outstanding	67,534,553

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.09

ADV Class Shares

Net Assets	$4,255,415

Shares Outstanding	467,939

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.09

Institutional Class Shares

Net Assets	$1,009

Shares Outstanding	111

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.09

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Statement of Operations

Investment Income	Year Ended December 31, 2021

Interest and other income	$22,424,484

Dividends (net of foreign taxes, $3,919)	352,513

Dividends from affiliated investment	30,350

Total investment income	$22,807,347

Expenses

Investment adviser fee	$3,218,426

Distribution fees

Initial Class	1,389,681

Shareholder servicing fees

Initial Class	1,378,602

ADV Class	9,767

Trustees’ fees and expenses	24,964

Custodian fee	215,484

Transfer and dividend disbursing agent fees	12,005

Legal and accounting services	90,475

Printing and postage	15,714

Interest expense and fees	165,725

Miscellaneous	27,132

Total expenses	$6,547,975

Net investment income	$16,259,372

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$592,554

Investment transactions — affiliated investment	(2,928)

Net realized gain	$589,626

Change in unrealized appreciation (depreciation) —

Investments	$2,563,623

Investments — affiliated investment	(1,550)

Net change in unrealized appreciation (depreciation)	$2,562,073

Net realized and unrealized gain	$3,151,699

Net increase in net assets from operations	$19,411,071

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$16,259,372	$17,865,681

Net realized gain (loss)	589,626	(19,038,699)

Net change in unrealized appreciation (depreciation)	2,562,073	4,945,910

Net increase in net assets from operations	$19,411,071	$3,772,892

Distributions to shareholders —

Initial Class	$(16,134,338)	$(17,686,717)

ADV Class	(124,515)	(180,207)

Institutional Class	(34)	(38)

Total distributions to shareholders	$(16,258,887)	$(17,866,962)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Initial Class	$204,938,512	$147,658,882

ADV Class	3,048,389	1,520,676

Net asset value of shares issued to shareholders in payment of distributions declared

Initial Class	16,119,692	17,681,301

ADV Class	124,387	180,125

Cost of shares redeemed

Initial Class	(105,989,646)	(297,255,047)

ADV Class	(3,055,063)	(3,765,820)

Net increase (decrease) in net assets from Fund share transactions	$115,186,271	$(133,979,883)

Net increase (decrease) in net assets	$118,338,455	$(148,073,953)

Net Assets

At beginning of year	$499,540,678	$647,614,631

At end of year	$617,879,133	$499,540,678

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Financial Highlights

	Initial Class

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.030	$9.150	$8.920	$9.270	$9.260

Income (Loss) From Operations

Net investment income(1)	$0.264	$0.291	$0.393	$0.352	$0.303

Net realized and unrealized gain (loss)	0.060	(0.122)	0.230	(0.352)	0.012

Total income from operations	$0.324	$0.169	$0.623	$—	$0.315

Less Distributions

From net investment income	$(0.264)	$(0.289)	$(0.393)	$(0.350)	$(0.305)

Total distributions	$(0.264)	$(0.289)	$(0.393)	$(0.350)	$(0.305)

Net asset value — End of year	$9.090	$9.030	$9.150	$8.920	$9.270

Total Return(2)(3)	3.63%	2.00%	7.08%	(0.07)%	3.44%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$613,623	$495,426	$641,189	$712,486	$642,315

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.17%	1.20%	1.19%	1.17%	1.17%

Net investment income	2.90%	3.33%	4.31%	3.79%	3.26%

Portfolio Turnover	35%	33%	29%	30%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Financial Highlights — continued

	ADV Class

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.040	$9.160	$8.920	$9.280	$9.270

Income (Loss) From Operations

Net investment income(1)	$0.287	$0.316	$0.414	$0.374	$0.328

Net realized and unrealized gain (loss)	0.050	(0.125)	0.242	(0.360)	0.010

Total income from operations	$0.337	$0.191	$0.656	$0.014	$0.338

Less Distributions

From net investment income	$(0.287)	$(0.311)	$(0.416)	$(0.374)	$(0.328)

Total distributions	$(0.287)	$(0.311)	$(0.416)	$(0.374)	$(0.328)

Net asset value — End of year	$9.090	$9.040	$9.160	$8.920	$9.280

Total Return(2)(3)	3.77%	2.26%	7.47%	0.07%	3.70%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,255	$4,114	$6,424	$4,324	$4,031

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.92%	0.95%	0.94%	0.92%	0.92%

Net investment income	3.16%	3.60%	4.53%	4.03%	3.53%

Portfolio Turnover	35%	33%	29%	30%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

28	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Financial Highlights — continued

	Institutional Class

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.030	$9.150	$8.920	$9.270	$9.270

Income (Loss) From Operations

Net investment income(1)	$0.303	$0.343	$0.441	$0.396	$0.342

Net realized and unrealized gain (loss)	0.060	(0.119)	0.230	(0.341)	0.002

Total income from operations	$0.363	$0.224	$0.671	$0.055	$0.344

Less Distributions

From net investment income	$(0.303)	$(0.344)	$(0.441)	$(0.405)	$(0.344)

Total distributions	$(0.303)	$(0.344)	$(0.441)	$(0.405)	$(0.344)

Net asset value — End of year	$9.090	$9.030	$9.150	$8.920	$9.270

Total Return(2)(3)	4.07%	2.64%	7.65%	0.52%	3.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1	$1	$1	$1	$1

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.64%	0.67%	0.67%	0.68%	0.68%

Net investment income	3.33%	3.92%	4.83%	4.27%	3.69%

Portfolio Turnover	35%	33%	29%	30%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

29	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

30

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Notes to Financial Statements — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2021 and December 31, 2020 was as follows:

	Year Ended December 31,
	2021	2020

Ordinary income	$16,258,887	$17,866,962

31

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Notes to Financial Statements — continued

As of December 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$3,962,807

Deferred capital losses	(26,346,856)

Net unrealized depreciation	(3,637,800)

Distributions payable	(19,914)

Accumulated loss	$(26,041,763)

At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $26,346,856 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $2,274,885 are short-term and $24,071,971 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$642,785,653

Gross unrealized appreciation	$4,753,700

Gross unrealized depreciation	(8,391,500)

Net unrealized depreciation	$(3,637,800)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.575%

$1 billion but less than $2 billion	0.525%

$2 billion but less than $5 billion	0.500%

$5 billion and over	0.480%

For the year ended December 31, 2021, the investment adviser fee amounted to $3,218,426 or 0.575% of the Fund’s average daily net assets. The Fund may invests its cash in Cash Reserves Fund. EVM does not currently receive a fee or advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2021 amounted to $1,389,681. Insurance

32

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Notes to Financial Statements — continued

companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2021, shareholder servicing fees were equivalent to 0.25% per annum of each class’ average daily net assets and amounted to $1,378,602 and $9,767 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $296,431,981 and $191,286,511, respectively, for the year ended December 31, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Initial Class	2021	2020

Sales	22,539,627	17,040,036

Issued to shareholders electing to receive payments of distributions in Fund shares	1,773,664	2,023,238

Redemptions	(11,657,887)	(34,266,422)

Net increase (decrease)	12,655,404	(15,203,148)

	Year Ended December 31,
ADV Class	2021	2020

Sales	335,108	173,796

Issued to shareholders electing to receive payments of distributions in Fund shares	13,674	20,593

Redemptions	(336,089)	(440,709)

Net increase (decrease)	12,693	(246,320)

There were no transactions in Institutional Class shares for the years ended December 31, 2021 and December 31, 2020.

At December 31, 2021, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 70.1%.

8  Credit Facility

The Fund participates with other portfolios managed by EVM and its affiliates in a $650 million ($750 million prior to March 8, 2021) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 7, 2022. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus

33

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Notes to Financial Statements — continued

a margin and for all other amounts borrowed for longer periods at a base rate or the London Interbank Offered Rate (LIBOR), plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $100,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at December 31, 2021 is $18,218 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the year ended December 31, 2021.

9  Investments in Affiliated Funds

At December 31, 2021, the value of the Fund’s investment in affiliated funds was $47,730,235, which represents 7.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$21,593,096	$236,397,233	$(210,255,616)	$(2,928)	$(1,550)	$47,730,235	$30,350	47,735,009

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$10,167,457	$—	$10,167,457

Common Stocks	1,996,845	1,663,079	941,567	4,601,491

Convertible Preferred Stocks	—	593,216	—	593,216

Corporate Bonds	—	48,834,095	—	48,834,095

Exchange-Traded Funds	3,467,880	—	—	3,467,880

Preferred Stocks	—	302,628	0	302,628

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	523,270,854	179,997	523,450,851

Warrants	—	0	0	0

Short-Term Investments	—	47,730,235	—	47,730,235

Total Investments	$5,464,725	$632,561,564	$1,121,564	$639,147,853

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

34

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2021 is not presented.

11  Risks and Uncertainties

Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on LIBOR, which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives, and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

35

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 17, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.

163(j) Interest Dividends.  For the fiscal year ended December 31, 2021, the Fund designates 98.22% of distributions from net investment income as a 163(j) interest dividend.

37

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Board members and officers of the Trust’s are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

38

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships. Director of First Industrial

Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

41

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

42

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2020 and December 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/20	12/31/21
Audit Fees	$76,450	$74,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,713	$14,063
All Other Fees(3)	$0	$0

Total	$90,163	$88,313

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/20	12/31/21
Audit Fees	$76,450	$74,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,713	$14,063
All Other Fees(3)	$0	$0

Total	$90,163	$88,313

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/20	12/31/21
Registrant(1)	$13,713	$14,063
Eaton Vance(2)	$150,300	$51,800

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 23, 2022